Commitments And Contingencies	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies (Abstract)
Commitments and Contingencies
13.      Commitments and Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

.(a) Lease Commitments

Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of June 30, 2014 are:

For the years ended June 30,	Amount
2015	$ 154,987
2016	88,089
2017	77,532
2018	73,954
2019	68,967
Thereafter	317,280
Total	$ 780,809

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